Financial Risk Management	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management

Note 31 Financial Risk Management

This note explains the Company’s exposure to financial risks and how these risks could affect the Company’s future financial performance. The current year profit or loss information has been included where relevant to add further context.

The totals for each category of financial instruments, measured in accordance with IAS 39: Financial Instruments: Recognition and Measurement, as detailed in the accounting policies to these consolidated financial statements, are as follows:

		December 31,	December 31,
		2024	2023
(in U.S. dollars)	Notes
Financial assets
Cash and cash equivalents		$42,557,621	$78,713,885
Trade and other receivables	10, 12	9,610,361	4,358,833
Financial assets at fair value through profit or loss	15	—	16,666,665
Total financial assets		52,167,982	99,739,383
Financial liabilities
Trade payables	18	998,258	1,342,369
Lease liabilities	20	7,010,416	4,825,560
Borrowings	21	64,444,081	64,562,190
Total financial liabilities		$72,452,755	$70,730,119

The Board has overall responsibility for the determination of the Company’s risk management objectives and policies. The overall objective of the Board is to set policies that seek to reduce risk as far as possible without unduly affecting the Company’s competitiveness and flexibility.

Market Risk

Market risk is the risk that the change in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its holdings of financial instruments. The Company is exposed to price risk for its investment in KORE Power (Note 15).

Foreign Currency Risk

Foreign exchange risk arises from future transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Company entity. Exposure to foreign currency risk may result in the fair value or future cash flows of a financial instrument fluctuating due to movement in foreign exchange rates of currencies in which the Company holds financial instruments which are other than the USD.

With instruments being held by overseas operations, fluctuations in the Canadian dollar may impact on the Company’s financial results.

The following table shows the foreign currency risk as on the financial assets and liabilities of the Company’s operations denominated in currencies other than the functional currency of the operations.

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in U.S. dollars, was as follows:

	December 31, 2024 CAD	December 31, 2023 CAD	December 31, 2024 USD	December 31, 2023 USD
Cash at bank	$—	$—	$2,351,324	$32,748,324
Trade receivables	—	—	1,507,778	2,427,380
Trade payables	3,623	—	50,778	37,283

Cash Flow and Fair Value Interest Rate Risk

The Company’s main interest rate risk arises from long-term borrowings with variable rates, which expose the Company to cash flow interest rate risk. During the year ended December 31, 2024, the Company’s borrowings at variable rates were denominated in Canadian and U.S. dollars.

As the Company has interest-bearing cash assets, the Company’s income and operating cash flows are exposed to changes in market interest rates. The Company manages its exposure to changes in interest rates by using fixed term deposits.

At December 31, 2024, if interest rates had changed by -/+ 100 basis points from the year-end rates with all other variables held constant, post-tax profit / (loss) for the year ended December 31, 2023, would have been $98,738 ($445,024 for the year ended December 31, 2023) lower/higher, as a result of higher/lower interest income from cash and cash equivalents.

Credit Risk

Credit risk is managed on a Company basis. Credit risk arises primarily from cash and cash equivalents and deposits with banks and financial institutions, and trade and other receivables. For banks and financial institutions, only independently rated parties with a minimum rating of ‘AAA’ are accepted.

For trade and other receivables, amounts are considered as “past due” when the debt has not been settled, in line with the terms and conditions agreed between the Company and the customer to the transaction. Due to a strong credit approval process, the Company has a minimal history of bad debt write-offs.

The balance of receivables that remain within initial trade terms are considered to be of high credit quality. The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available).

Liquidity Risk

Prudent liquidity risk management implies maintaining sufficient cash and marketable securities to meet obligations when due.

The Company manages liquidity risk by continuously monitoring forecast and actual cash flows. No finance facilities were available to the Company at the end of the reporting period.

All financial assets mature within one year. The maturity of all financial liabilities is set out in the table below.

Financing Arrangements

The Company’s undrawn borrowing facilities as at December 31, 2024 totals $62,000 which relates to the loan facilities secured over commercial land and buildings (See Note 21 - Borrowings).

Maturities of Financial Liabilities

As of December 31, 2024, the contractual maturities of the Company’s non-derivative financial liabilities were as follows:

Contractual maturities of financial liabilities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount
At December 31, 2024	US$	US$	US$	US$	US$	US$	US$
Trade and other payables	$8,524,141	$—	$—	$—	$—	$8,524,141	$8,524,141
Lease liabilities	404,400	404,400	841,152	2,730,770	4,178,969	8,559,691	7,010,416
Borrowings*	1,392,972	1,390,774	2,766,961	41,890,779	31,699,815	79,141,300	64,444,081
Total non-derivatives	$10,321,513	$1,795,174	$3,608,113	$44,621,549	$35,878,784	$96,225,132	$79,978,638

* Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.